Average Annual Total Returns{- Investor Freedom® 2025 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2025 Portfolio	VIP Investor Freedom 2025 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2025 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2025 Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFV Past 1 year	IXWFV Past 5 years	IXWFV Past 10 years
Total	10.78%	11.46%	10.19%	28.71%	18.47%	16.55%	9.86%	10.60%	9.80%